FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Level 2 | Senior Notes Payable due May 15, 2020
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	$ 622,300		$ 613,500
Estimated Fair Value | Level 1 | Senior Revolving Credit Facility
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	0	[1]	225,000	[1],[2]	142,000	[2]
Estimated Fair Value | Level 1 | Magnum Hunter Resources second lien term loan
Carrying amounts and fair values of long-term debt
Fair value of long-term debt			0	[2]	100,000	[2]
Estimated Fair Value | Level 2 | Senior Notes Payable due May 15, 2020
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	622,320	[3]	613,500	[3],[4]	0	[4]
Estimated Fair Value | Level 3 | Eureka Hunter Pipeline, LLC second lien term loan
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	57,143		58,550	[5]	34,407	[5]
Estimated Fair Value | Level 3 | Equipment note payable
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	21,571	[6]	17,450	[5],[6],[7]	5,350	[5],[7]
Carrying Amount | Level 1 | Senior Revolving Credit Facility
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	0	[1]	225,000	[1],[2]	142,000	[2]
Carrying Amount | Level 1 | Magnum Hunter Resources second lien term loan
Carrying amounts and fair values of long-term debt
Fair value of long-term debt			0	[2]	100,000	[2]
Carrying Amount | Level 2 | Senior Notes Payable due May 15, 2020
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	597,209	[3]	597,212	[3],[4]	0	[4]
Carrying Amount | Level 3 | Eureka Hunter Pipeline, LLC second lien term loan
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	50,000		50,000	[5]	31,000	[5]
Carrying Amount | Level 3 | Equipment note payable
Carrying amounts and fair values of long-term debt
Fair value of long-term debt	$ 22,462	[6]	$ 18,548	[5],[6],[7]	$ 6,158	[5],[7]

[1]	The carrying value of the MHR Senior Revolving Credit Facility approximates fair value as it is subject to short-term floating interest rates that approximate the rates available to us at such date.
[2]	The carrying value of each of the MHR Senior Revolving Credit Facility and Magnum Hunter's second lien term loan approximates fair value as it is subject to short-term floating interest rates that approximate the rates available to us at these dates.
[3]	The fair value of our Senior Notes is based on quoted market prices available to us for those periods.
[4]	The fair value of our Senior Notes is based on quoted market prices.
[5]	The fair value of (a) Eureka Hunter Pipeline’s second lien term loan and (b) equipment note payable, is the estimated cost to acquire the debt, including a credit spread for the difference between the issue rate and the period end market rate. The credit spread is Eureka Hunter Pipeline’s default or repayment risk. The credit spread (premium or discount) is determined by comparing fixed-rate notes and credit facility to new issuances (secured and unsecured) and secondary trades of similar size and credit statistics for both public and private debt.
[6]	The fair value of each of (a) Eureka Hunter Pipeline's second lien term loan and (b) the equipment notes payable is the estimated cost to acquire the debt, including a credit spread for the difference between the issue rate and the period end market rate.
[7]	The Company has various inconsequential equipment notes outstanding at December 31, 2011 which carrying values approximate fair values and have been excluded from the table above.